Long-term investment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020
Long-term investment
Equity interests in a privately hold company	13.33%				4.00%
Cash consideration paid under the cost method investment	$ 300,000	$ 314,091	$ 306,518
Impairment losses		248,140	0	$ 500,032
No impairment loss		0
Impairment loss on investment		250,000	$ 0	$ 0
Investment loss		$ 65,084